Note 14 - Net Loss Per Share 1 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended September		Nine Months Ended September
	2023	2022	2023	2022
Net loss attributable to common stockholders	$(17,619)	$(14,823)	$(47,470)	$(22,944)
Basic weighted-average common shares outstanding	89,739,310	89,002,430	89,476,065	81,221,550
Basic net loss per share for the period attributable to common stockholders	$(0.20)	$(0.17)	$(0.53)	$(0.28)

Effect of dilutive securities:
Net loss attributable to common stockholders	$(17,619)	$(14,823)	$(47,470)	$(22,944)
Adjustment to numerator - Change in fair value of Columbia Warrant liability	—	(18,635)	$—	$(18,635)
Dilutive numerator	$(17,619)	$(33,458)	$(47,470)	$(41,579)
Columbia Warrant	—	1,410,657	—	1,410,657
Diluted weighted-average common shares	89,739,310	90,413,087	89,476,065	82,632,207
Diluted net loss per share for the period attributable to common stockholders	$(0.20)	$(0.37)	$(0.53)	$(0.50)

	Year Ended December 31,
	2022	2021	2020
Net loss attributable to common stockholders	$(36,641)	$(96,305)	$(21,529)
Basic weighted-average common shares outstanding (1)	83,188,276	16,655,634	16,029,826
Basic loss per share for the period attributable to common stockholders	$(0.44)	$(5.78)	$(1.34)
Effect of dilutive securities:
Adjustment to numerator - Change in fair value of Columbia Warrant liability	$(18,635)	$—	$—
Dilutive numerator	$(55,276)	$(96,305)	$(21,529)
Columbia Warrant	609,873	—	—
Diluted weighted-average common shares outstanding	83,798,149	16,655,634	16,029,826
Diluted loss per share for the period attributable to common stockholders	$(0.66)	$(5.78)	$(1.34)